TRADE AND OTHER ACCOUNTS PAYABLES (Details) - Schedule of composition of accrued liabilities - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Schedule Of Composition Of Accrued Liabilities Abstract
Aircraft and engine maintenance	[1]	$ 184,753	$ 1,166,181
Accrued personnel expenses		81,857	59,327
Accounts payable to personnel	[2]	74,802	58,153
Other agreed claims	[3]		1,575,005
Others accrued liabilities	[3]	37,790	34,854
Total accrued liabilities		$ 379,202	$ 2,893,520

[1]	As of December 31, 2021, these amounts include some claims agreed with aircraft lessors related to maintenance in addition to agreed fleet claims, both associated with the negotiations resulting from the Chapter 11 procedure.The balances of commercial accounts and other accounts payable for 2021, include the amounts that were part of the reorganization agreement, as a result of the entry into the Chapter 11 Procedure on May 26, 2020, and on July 9 for the subsidiaries of LATAM in Brazil. These balances were paid upon exit from Chapter 11, from November to December 2022.
[2]	Participation in profits and bonuses (Note 22 letter b).
[3]	For the other agreed claims, ThUS$ 26,145 were compensated with Convert G and ThUS$ 1,548,860 with Convert I.